Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

CleanTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on June 18, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on July 14, 2021. On July 19, 2021, the Company consummated the Initial Public Offering of 15,000,000 units (the “Units” and, with respect to the shares of Common Stock included in the Units sold, the “Public Shares”), at $10.00 per unit, generating gross proceeds of $150,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,333,333 warrants at a price of $1.00 per Private Placement Warrant in a private placement to CleanTech Sponsor (the “Sponsor”), and 2,166,667 warrants (together, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to CleanTech Investments, an affiliate of the Sponsor (the “Co-sponsor”), generating gross proceeds of 6,500,000, which is described in Note 4.

The Company granted the underwriters in the Initial Public Offering (the “Underwriters”) a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments, if any. On July 28, 2021, the Underwriters exercised the over-allotment option in full and purchased an additional 2,250,000 units (the “Over-Allotment Units”), generating gross proceeds of $22,500,000.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 675,000 warrants (the “Over-Allotment Warrants”) at a purchase price of $1.00 per warrant in a private placement to the Sponsor, generating gross proceeds of $675,000.

Following the closing of the Initial Public Offering and the over-allotment, an amount of $174,225,000 from the net proceeds of the sale of the Public Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”), and was invested only in U.S. government treasury obligations with maturities of 183 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $3,916,281, consisting of $3,450,000 of underwriting fees and $466,281 of other costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination.

The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of Common Stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

If the Company seeks stockholder approval of the initial Business Combination and the Company does not conduct redemptions in connection with the Business Combination pursuant to the tender offer rules, the certificate of incorporation provides that a public stockholder, individually or together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from seeking redemption rights with respect to more than an aggregate of 20% of the shares sold in the initial public offering. Furthermore, in order for a public stockholder to have his, her or its shares redeemed for cash in connection with any proposed Business Combination, the Company may require that the public stockholders vote either in favor of or against a proposed Business Combination. If required to vote pursuant to the procedures specified in the proxy statement to stockholders relating to the Business Combination, and a public stockholder fails to vote in favor of or against the proposed Business Combination, whether that stockholder abstains from the vote or simply does not vote, that stockholder would not be able to have his, her or its shares of Common Stock redeemed to cash in connection with such Business Combination.

The initial stockholders have agreed to waive their redemption rights with respect to any shares they own in connection with the consummation of the initial Business Combination, including their founder shares and public shares that they have purchased during or after the offering, if any. In addition, the initial stockholders have agreed to waive their rights to liquidating distributions with respect to its founder shares if the Company fails to consummate the initial Business Combination within 12 months (or up to 18 months, as applicable) from the closing of the offering. However, if the initial stockholders acquire public shares in or after the Initial Public Offering, they will be entitled to receive liquidating distributions with respect to such public shares if the Company fails to consummate the initial Business Combination within the required time period.

If the Company does not complete a business combination within 12 months (or up to 18 months, as applicable) from the closing this offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject (in the case of

(ii) and (iii) above) to the obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the Business Combination within the time period.

In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement

On December 16, 2021, the Company entered into an Agreement and Plan of Merger, as amended on January 30, 2022 through Amendment No. 1 (the “Merger Agreement,” and together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”) with CleanTech Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of CleanTech (“Merger Sub”), and Nauticus Robotics, Inc., a Texas corporation (“Nauticus”). Pursuant to the terms of the Merger Agreement, a business combination between CleanTech and Nauticus will be effected through the merger of Merger Sub with and into Nauticus, with Nauticus surviving the merger as a wholly owned subsidiary of CleanTech (the “Merger”). The Board of Directors of CleanTech (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of CleanTech.

Preferred Stock.    Immediately prior to the effective time of the Merger (the “Effective Time”), each share of Nauticus Preferred Stock that is issued and outstanding immediately prior to such time shall automatically convert into shares of Nauticus Common Stock, par value $0.01 per share (the “Nauticus Common Stock”), in accordance with its Certificate of Incorporation (collectively, the “Nauticus Preferred Stock Conversion”). An aggregate of 15,062,524 shares of CLAQ Common Stock will be issued to the holders of Nauticus Preferred Stock.

Convertible Notes.    Immediately prior to the Effective Time, each of (i) that certain Unsecured Convertible Promissory Note, dated June 19, 2021, by and between Goradia Capital, LLC and Nauticus, as amended on December 16, 2021, (ii) that certain Unsecured Convertible Promissory Note, August 3, 2021, by and between Material Impact Fund II, L.P. and Nauticus, as amended on December 16, 2021, (iii) that certain Unsecured Convertible Promissory Note, dated October 22, 2021, by and between In-Q-Tel, Inc. and Nauticus, as amended on December 16, 2021, (iv) that certain Unsecured Convertible Promissory Note, dated July 28, 2020, by and between Schlumberger Technology Corporation and Nauticus, as amended on December 16, 2021, and (v) that certain Unsecured Convertible Promissory Note, dated December 7, 2020, by and between Transocean Inc. and Nauticus, as amended on December 16, 2021 (each, a “Nauticus Convertible Note” and collectively, the “Nauticus Convertible Notes”) shall automatically convert into shares of Nauticus Common Stock in accordance with the terms of each such Nauticus Convertible Note (collectively, the “Nauticus Convertible Notes Conversion”). An aggregate of 5,299,543 shares of CLAQ Common Stock will be issued to the holders of Nauticus Convertible Notes.

Common Stock.    At the Effective Time, following the Nauticus Preferred Stock Conversion and Nauticus Convertible Notes Conversion, each share of Nauticus Common Stock (including shares of Nauticus Common Stock outstanding as a result of the Nauticus Preferred Stock Conversion and Nauticus Convertible Notes Conversion, but excluding shares of the holders of which perfect rights of appraisal under Delaware law) will be converted into the right to receive the applicable Per Share Merger Consideration (as defined below) and the Earnout Shares (as defined below). An aggregate of 9,669,216 shares of CLAQ Common Stock will be issued to the holders of Nauticus Common Stock.

Stock Options.    At the Effective Time, each outstanding option to purchase shares of Nauticus Common Stock (a “Nauticus Option”), whether or not then vested and exercisable, will be assumed by CLAQ and converted automatically (and without any required action on the part of such holder of outstanding option) into an option to purchase shares of the CLAQ’s Common Stock equal to the number of shares determined by multiplying the number of shares of the Nauticus Common Stock subject to such Nauticus Option immediately prior to the Effective Time by the Exchange Ratio (as defined below), which product shall be rounded down to the nearest whole number of shares, at a per share exercise price determined by dividing the per share exercise price of such Nauticus Option immediately prior to the Effective Time by the Exchange Ratio. Options to purchase an aggregate of 4,055,704 shares of CLAQ Common Stock will be issued to the holders of Nauticus Options.

Earnout Shares.    Following the closing of the merger, former holders of shares of Nauticus Common Stock (including shares received as a result of the Nauticus Preferred Stock conversion and the Nauticus Convertible Notes conversion) shall be entitled to receive their pro rata share of up to 7,500,000 additional shares of CleanTech Common Stock (the “Earnout Shares”) if, within a 5-year period following the signing date of the Merger Agreement, the closing share price of the CleanTech Common Stock equals or exceeds any of three thresholds over any 20 trading days within a 30-day trading period (each, a “Triggering Event”).

It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company. The ownership percentage with respect to the Combined Company does not take into account (i) the redemption of any shares by the CLAQ’s public stockholders or (ii) the issuance of any additional shares upon the closing of the Business Combination under the 2015 Equity Incentive Plan. If the actual facts are different from these assumptions (which they are likely to be), the percentage ownership retained by the CLAQ stockholders will be different.

The Merger Agreement contains customary representations and warranties of the parties thereto with respect to, among other things, (a) entity organization, good standing and qualification, (b) capital structure, (c) authorization to enter into the Merger Agreement, (d) compliance with laws and permits, (e) taxes, (f) consolidated financial statements and internal controls, (g) real and personal property, (h) material contracts, (i) environmental matters, (j) absence of changes, (k) employee matters, (l) litigation, and (m) brokers and finders.

The Merger Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Merger and efforts to satisfy conditions to consummation of the Merger. The Merger Agreement also contains additional covenants of the parties, including, among others, covenants providing for CleanTech and Nauticus to use reasonable best efforts to cooperate in the preparation of the Registration Statement and Proxy Statement (as each such term is defined in the Merger Agreement) required to be filed in connection with the Merger and to obtain all requisite approvals of their respective stockholders including, in the case of CleanTech, approvals of the restated certificate of incorporation, the share issuance under Nasdaq rules and the omnibus incentive plan. CleanTech has also agreed to include in the Proxy Statement the recommendation of its board that stockholders approve all of the proposals to be presented at the special meeting.

CleanTech has agreed to approve and adopt a 2022 omnibus incentive plan (the “Incentive Plan”) to be effective as of the closing and in a form mutually acceptable to CleanTech and Nauticus. The Incentive Plan shall provide for an initial aggregate share reserve equal to 5% of the number of shares of CleanTech Common Stock on a fully diluted basis at the closing. Subject to approval of the Incentive Plan by CleanTech’s stockholders, CleanTech has agreed to file a Form S-8 Registration Statement with the SEC following the Effective Time with respect to the shares of CleanTech Common Stock issuable under the Incentive Plan.

Each of CleanTech and Nauticus has agreed that from the date of the Merger Agreement to the Effective Time or, if earlier, the valid termination of the Merger Agreement in accordance with its terms, it will not initiate any negotiations with any party, or provide non-public information or data concerning it or its subsidiaries to any party relating to an Acquisition Proposal or Alternative Transaction (as such terms are defined in the Merger Agreement) or enter into any agreement relating to such a proposal. Each of CleanTech and Nauticus has also agreed to use its reasonable best efforts to prevent any of its representatives from doing the same.

The consummation of the Merger is conditioned upon, among other things, (i) receipt of the CleanTech stockholder approval and Nauticus stockholder approval, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iii) the absence of any governmental order, statute, rule or regulation enjoining or prohibiting the consummation of the Transactions, (iv) the effectiveness of the Registration Statement under the Securities Act, (v) CleanTech having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), (vi) solely with respect to CleanTech, (A) the representations and warranties of Nauticus being true and correct to applicable standards applicable and each of the covenants of Nauticus having been performed or complied with in all material respects and (B) the approval of the conversion of the convertible notes and (vii) solely with respect to Nauticus, (A) the representations and warranties of CleanTech being true and correct to applicable standards applicable and each of the covenants of CleanTech having been performed or complied with in all material respects (B) the receipt of the approval for listing by Nasdaq of the shares of CleanTech Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement, (C) the effective resignations of certain directors and executive officers of CleanTech, (D) the amount of Minimum Cash Condition (as defined in the Merger Agreement) being equal to or exceeding $50,000,000.

Other Agreements

The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Support Agreements

In connection with the execution of the Merger Agreement, CleanTech Sponsor I LLC and CleanTech Investments, LLC (each, a “Sponsor,” and collectively, the “Co-Sponsors”) entered into a support agreement (the “Sponsor Support Agreement”) with Nauticus pursuant to which the Sponsors have agreed to vote all shares of CleanTech Common Stock beneficially owned by them in favor of the Merger.

In addition, in connection with the execution of the Merger Agreement, certain stockholders of Nauticus owning approximately 88.8% of the voting power of Nauticus entered into a support agreement (the “Nauticus Support Agreement”) with CleanTech and Nauticus pursuant to which the stockholders agreed to vote all shares of Nauticus beneficially owned by them in favor of the Merger.

Subscription Agreements

In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million. The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

Securities Purchase Agreement

In connection with the execution of the Merger Agreement, CleanTech and Nauticus entered into Securities Purchase Agreement with certain investors purchasing up to an aggregate of $40,000,000 in principal amount of secured debentures (the “Debentures”) and warrants (the “Warrants”) equal to 100% of the aggregate issued amount of the Debentures divided by the then conversion price, with an exercise price equal to $20 per share of Common Stock, subject to adjustment (“Debt Financing”). The obligations to consummate the transactions contemplated by the Securities Purchase Agreement are conditioned upon, among other things, customary closing conditions and all conditions precedent to the Merger set forth in the Merger Agreement shall have been satisfied or waived.

Amended and Restated Registration Rights Agreement

In connection with the Closing, Nauticus, CleanTech and certain stockholders of each of Nauticus and CleanTech who will receive shares of CleanTech Common Stock pursuant to the Merger Agreement, will enter into an amended and restated registration rights agreement (“Registration Rights Agreement”) mutually agreeable to CleanTech and Nauticus, which will become effective upon the consummation of the Merger.

Lock-up Agreement and Arrangements

In connection with the Closing, the Sponsors and certain Nauticus stockholders will enter into a lock-up agreement (the “Sponsor Lock-Up Agreement” and “Company Stockholder Lock-up Agreement) with Nauticus and CleanTech, pursuant to which each will agree, subject to certain customary exceptions, not to:

(i) offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any shares of CleanTech Common Stock received as merger consideration and held by it immediately after the Effective Time (the “Lock-Up Shares”), or enter into a transaction that would have the same effect;

(ii) enter into transaction that would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of any of such shares, whether any of these transactions are to be settled by delivery of such shares, in cash or otherwise; or

(iii) publicly disclose the intention to make any offer, sale, pledge or disposition, or to enter into any transaction, swap, hedge or other arrangement, or engage in any “Short Sales” (as defined in the Sponsor Lock-Up Agreement and Company Stockholder Lock-up Agreement) with respect to any security of CleanTech; during a “Lock-Up Period” under their respective agreements.

Under the Sponsor Lock-up Agreement, the Lock-Up period means the period commencing on the Closing Date and ending on the earlier of (x) the one year anniversary of the Closing Date; (y) the date on which the volume weighted average price of shares of Common Stock equals or exceeds $13.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing after the Closing on Nasdaq, and (z) the date specified in a written waiver duly executed by Nauticus; provided that the restrictions set forth in the Sponsor Lock-up Agreement do not apply to (1) transfers or distributions to such stockholder’s current or former general or limited partners, managers or members, stockholders, other equity holders or direct or indirect affiliates (within the meaning of Rule 405 under the Securities Act of 1933, as amended) or to the estates of any of the foregoing; (2) transfers by bona fide gift to a member of the stockholder’s immediate family or to a trust, the beneficiary of which is the stockholder or a member of the stockholder’s immediate family for estate planning purposes; (3) by virtue of the laws of descent and distribution upon death of the stockholder; or (4) pursuant to a qualified domestic relations order, in each case where such transferee agrees to be bound by the terms of the Sponsor Lock-up Agreement.

Under the Company Lock-up Agreement, the Lock-Up period means the period commencing on the Closing Date and ending on the earlier of (x) the date that is 180 calendar days after the consummation of the Business Combination, (y) the date on which the volume weighted average price of shares of Common Stock equals or exceeds $13.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing after the Closing on Nasdaq, and (z) the date specified in a written waiver duly executed by the Sponsors and CleanTech; provided that the restrictions set forth in the Company Lock-up Agreement do not apply to (1) transfers or distributions to such stockholders current or former general or limited partners, managers or members, stockholders, other equityholders or other direct or indirect affiliates (within the meaning of Rule 405 under the Securities Act of 1933, as amended) or to the estates of any of the foregoing; (2) transfers by bona fide gift to a member of the stockholder’s immediate family or to a trust, the beneficiary of which is the stockholder or a member of the stockholder’s immediate family for estate planning purposes; (3) by virtue of the laws of descent and distribution upon death of the stockholder; (4) pursuant to a qualified domestic relations order, in each case where such transferee agrees to be bound by the terms of this Agreement; (5) transfers or distributions of, or other transactions involving, securities other than the Lock-up Shares (including, without limitation, securities acquired in the PIPE or in open market transactions); or (6) in the case of Angela Berka (or Reginald Berka with respect to any community, marital or similar interest he may have in the following shares), the transfer of up to 1,000,000 shares of Lock-up Shares in a privately negotiated sale to another company stockholder, who shall enter into a Lock-Up Agreement (or amend an existing Lock-Up Agreement) containing the same terms and conditions as this Agreement with respect to such shares, or the entry into any agreement with respect to such a sale entered into before, at or after the Effective Time.

Director Nomination Agreement

In connection with the Closing, CleanTech, the Sponsors and Nauticus will enter into a Director Nomination Agreement (the “Director Nomination Agreement”) pursuant to which CleanTech will agree to nominate an individual designated by the Sponsors to the Board of Directors of the combined company, effective as of immediately prior to the Closing.

Director Designation Agreement

In connection with the execution of the Merger Agreement, CleanTech, Nauticus and certain Nauticus stockholders entered into a director designation agreement with Transocean, Inc. (“Transocean”) to take all necessary action to cause a member designated by Transocean (the “Transocean Designee”) to remain on, or otherwise be appointed to, the Board, from and after the effective time of the Merger, as a Class III member of the Board, for an initial term expiring at the third annual meeting following the date of the Second Amended and Restated Certificate of Incorporation to be adopted in connection with the Merger.

Indemnification Agreements

In connection with the Closing, CleanTech has agreed to enter into customary indemnification agreements, in form and substance reasonably acceptable to CleanTech and Nauticus, with the individuals who will be nominated and, subject to stockholder approval, elected to CleanTech’s board of directors effective as of the Closing.

Going Concern Consideration

As of December 31, 2021, the Company had $518,905 in cash held outside of the Trust Account and working capital of $259,136. As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through July 19, 2022, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. Management plans to address this uncertainty through the Business Combination as discussed above. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.